Material Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Mar. 31, 2025
Buildings [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Machinery [Member] | Bottom of range [member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Machinery [Member] | Top of range [member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Land use rights [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	50 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	Lesser of useful life or term of the lease